March 10, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attention:  Filing Desk< Stop 1-4

Ladies and Gentlemen:

RE: File number 0-981

Enclosed is our Form 10-K for the fiscal year ended December 25, 2004, filed electronically through EDGAR.

Sincerely,

Publix Super Markets, Inc.


/s/ John A. Attaway, Jr.
------------------------
John A. Attaway, Jr.
Secretary

JAA/kl

Enclosures